Recurring Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - Fair Value, Recurring [Member] - PLUM ACQUISITION CORP. I [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Investments held in Trust Account—U.S. Money Market	$ 35,555,976	$ 323,911,642
Liabilities
Public warrant liability	1,643,270	379,216
Level 1 [Member]
Assets
Investments held in Trust Account—U.S. Money Market	35,555,976	323,911,642
Liabilities
Public warrant liability	829,962	191,529
Level 2 Member]
Assets
Investments held in Trust Account—U.S. Money Market
Liabilities
Public warrant liability	813,308	187,687
Level 3 [Member]
Assets
Investments held in Trust Account—U.S. Money Market
Liabilities
Public warrant liability
Public Warrant Liability [Member]
Liabilities
Public warrant liability	829,962	191,529
Public Warrant Liability [Member] | Level 1 [Member]
Liabilities
Public warrant liability	829,962	191,529
Public Warrant Liability [Member] | Level 2 Member]
Liabilities
Public warrant liability
Public Warrant Liability [Member] | Level 3 [Member]
Liabilities
Public warrant liability
Private Warrant Liability [Member]
Liabilities
Public warrant liability	813,308	187,687
Private Warrant Liability [Member] | Level 1 [Member]
Liabilities
Public warrant liability
Private Warrant Liability [Member] | Level 2 Member]
Liabilities
Public warrant liability	813,308	187,687
Private Warrant Liability [Member] | Level 3 [Member]
Liabilities
Public warrant liability
Sponsor Loan Conversion Option [Member]
Liabilities
Public warrant liability
Sponsor Loan Conversion Option [Member] | Level 1 [Member]
Liabilities
Public warrant liability
Sponsor Loan Conversion Option [Member] | Level 2 Member]
Liabilities
Public warrant liability
Sponsor Loan Conversion Option [Member] | Level 3 [Member]
Liabilities
Public warrant liability